SCHEDULE OF IMPAIRMENT LOSS OF INTANGIBLE ASSETS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total impairment loss of intangible assets		$ 4,248,085	$ 3,144,053
Bitcion Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment loss of intangible assets	[1]	1,952,598	3,111,232
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment loss of intangible assets	[2]	1,992,211
Filecoin [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment loss of intangible assets	[3]	303,276	26,957
Tether USD [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment loss of intangible assets	[4]		$ 5,864

[1]	As of April 19, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.
[2]	As of December 31, 2023, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, to eliminate the potential significant uncertainty on the financial statements.
[3]	We estimated the fair values of the Filecoins based on the intraday low price of the Coinbase platform every day and recognized $303,276 impairment loss of Filecoins for the year ended December 31, 2023. We estimated the fair values of the Filecoins based on the intraday low price of the Feixiaohao platform every day and recognized $26,957 impairment loss of Filecoins for the year ended December 31, 2022.
[4]	We recognized $5,864 impairment loss for the Tether USDs in the year ended December 31, 2022 due to the platform where the wallet of the $5,864 Tether USDs was stored had gone out of business, we had been no longer able to withdraw the Tether USDs as of December 31, 2022.